Note 22 - Quaint Oak Bancorp, Inc. (Parent Company Only) - Statements of Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Gain on the sale of 1710 Union Boulevard	$ 0	$ 1,485,000
Occupancy and equipment	1,799,000	1,418,000
Interest on senior debt	947,000	0
Interest on subordinated debt	954,000	1,934,000
Other	1,501,000	1,413,000
Total Expenses	23,201,000	21,018,000
Income Tax Benefit	(322,000)	(1,190,000)
Net Income	322,000	2,795,000
Comprehensive Income	325,000	2,805,000
Parent Company [Member]
Dividends from subsidiary	5,500,000	0
Gain on the sale of 1710 Union Boulevard	0	1,485,000
Rental income	0	364,000
Total Income	5,500,000	1,849,000
Occupancy and equipment	0	103,000
Interest on senior debt	947,000	0
Interest on subordinated debt	954,000	1,934,000
Other	245,000	141,000
Total Expenses	2,146,000	2,178,000
Net Income Before Income Taxes	3,354,000	(329,000)
Equity in Undistributed Net Income of Subsidiary, Net of Dividends	(3,483,000)	3,055,000
Income Tax Benefit	451,000	69,000
Net Income	322,000	2,795,000
Comprehensive Income	$ 325,000	$ 2,805,000